Long-Term Debt (Aggregate Amounts Of Future Maturities Under Long-Term Debt) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Long-Term Debt [Abstract]
2015	$ 27,308
2016	27,925
2017	17,570
2018	1,381,555
2019	375,000
Thereafter	375,000
Long-term Debt, Total	$ 2,204,358